Foreign Exchange (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effects Of Changes In Foreign Exchange Rates [Abstract]
Unrealized foreign exchange gain	CAD (86,649)	CAD (41,436)
Realized foreign exchange gain	(411)	(1,242)
Foreign exchange gain	CAD (87,060)	CAD (42,678)